Note 24 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Senior Notes	$ 518,982	$ 506,533
Senior Notes, fair value	458,377	414,195
Convertible Notes, carrying amount	0	226,534
Convertible Notes, fair value	$ 0	$ 366,183